Earnings Per Share - Additional Information (Detail) (Stock Option [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options outstanding of common shares	5	22